Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	On May 22, 2026, K Wave Media Ltd., a Cayman Island exempted company (the “Company”), filed a Form 6-K (the “Form 6-K”) furnishing (i) as Exhibit 99.1 to the Form 6-K, the audited financial statements of Hansol Inticube Co. (“Hansol”) for the year ended December 31, 2025, and (ii) as Exhibit 99.2 to the Form 6-K, unaudited pro forma condensed combined balance sheet information regarding the Company and Hansol as of December 31, 2025, and unaudited pro forma condensed combined statements of operation for the year ended December 31, 2025. It has been determined by the Company that the Form 6-K should be amended in its entirety to correct errors in the unaudited pro forma condensed balance sheet and statements of operations of the Company and Hansol, and to include the previously omitted audit report on the financial statements of Hansol. Accordingly, this Amendment No. 1 to the Form 6-K is being filed to amend the Form 6-K in its entirety. Readers should refer to the information herein and to Exhibit 99.1 and Exhibit 99.2 attached hereto and not the information in the Form 6-K and Exhibit 99.1 and Exhibit 99.2 attached thereto which were previously filed on May 22, 2026. Attached hereto (i) as Exhibit 99.1 are the audited financial statements of Hansol for the year ended December 31, 2025, and (ii) as Exhibit 99.2 to the Form 6-K, unaudited pro forma condensed combined balance sheet information regarding the Company and Hansol as of December 31, 2025, and unaudited pro forma condensed combined statements of operation for the year ended December 31, 2025, as amended. The unaudited pro forma condensed combined financial information included in this Amendment No. 1 to Form 6-K is presented for illustrative purposes only, contains a variety of adjustments, assumptions and estimates, and is not necessarily indicative of what the combined company’s actual financial position or results of operations would have been had the transactions been completed on the date indicated. The combined company’s actual results and financial position may differ materially and adversely from the unaudited pro forma condensed combined financial information included in this Amendment No. 1 to Form 6-K. Important factors that may affect actual results include, but are not limited to, risks and uncertainties relating Hansol’s or the Company’s business, as applicable (including each company’s ability to achieve strategic goals, objectives, and targets over applicable periods), the possibility that the dispositions of Solaire and/or Play are not consummated, industry performance, and general business and economic conditions.
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	K WAVE MEDIA LTD.
Entity Central Index Key	0002000756